Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements (Detail) - Derivatives [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial assets and liabilities - Text Details (Detail) [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	€ 191	€ 290
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	191	290
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	33	25
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements, total	€ 158	€ 265